Employee Benefits Plan - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	$ 228	$ 78
Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	(2)	18
Material defined benefit plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(198)	436
Due to demographic assumption changes	5	(26)
Due to experience	9	(5)
Return on plan assets greater than discount rate	(43)	(482)
Total recognized in other comprehensive (income) loss before taxation	(227)	(77)
Material defined benefit plans [Member] | Funded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(186)	406
Due to demographic assumption changes	5	(23)
Due to experience	0	20
Return on plan assets greater than discount rate	(43)	(482)
Total recognized in other comprehensive (income) loss before taxation	(224)	(79)
Material defined benefit plans [Member] | Unfunded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(9)	20
Due to demographic assumption changes	0	(2)
Due to experience	4	3
Return on plan assets greater than discount rate	0
Total recognized in other comprehensive (income) loss before taxation	(5)	21
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(3)	10
Due to demographic assumption changes	0	(1)
Due to experience	5	(28)
Return on plan assets greater than discount rate	0
Total recognized in other comprehensive (income) loss before taxation	$ 2	$ (19)